Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 100.0%
Argentina 0.0%
Grupo Financiero Galicia SA (ADR)* (Cost $1,488)	100	4,977
Brazil 5.8%
Anima Holding SA	900,000	387,047
Banco BTG Pactual SA (Units)	110,000	1,232,554
Cury Construtora e Incorporadora SA	125,000	741,988
Empreendimentos Pague Menos SA	1,150,000	721,423
Equatorial SA	75,000	571,989
Raia Drogasil SA	175,000	637,977
(Cost $4,675,500)		4,292,978
China 15.7%
Advanced Micro-Fabrication Equipment, Inc. China "A"	15,000	760,261
Baidu, Inc. (ADR)* (a)	7,500	833,325
Contemporary Amperex Technology Co., Ltd. "A"	35,000	2,057,461
Hesai Group (ADR)* (a)	25,000	422,500
Midea Group Co., Ltd. "H"	35,000	444,065
Naura Technology Group Co., Ltd. "A"	20,375	2,061,215
Ping An Insurance Group Co. of China Ltd. "H"	100,000	748,196
Tencent Holdings Ltd.	40,000	2,437,427
Victory Giant Technology Huizhou Co., Ltd. "H"*	12,500	296,202
Weichai Power Co., Ltd. "A"	100,000	416,264
Wuxi Biologics Cayman, Inc. 144A*	99,000	489,033
Xiaomi Corp. "B" 144A*	175,000	641,903
(Cost $7,599,633)		11,607,852
Cyprus 0.5%
Theon International PLC (Cost $286,560)	10,000	383,864
Czech Republic 0.9%
CSG NV* (a) (Cost $925,563)	35,000	669,428
Georgia 0.0%
TBC Bank Group PLC (Cost $3,217)	100	6,483
Greece 1.2%
Eurobank SA (Cost $858,788)	175,000	902,608
Hong Kong 4.0%
AIA Group Ltd.	100,000	1,012,841
Alibaba Group Holding Ltd.	130,000	1,959,981
(Cost $2,145,567)		2,972,822
Hungary 1.3%
OTP Bank Nyrt (Cost $635,513)	6,500	962,616

India 7.5%
Avenue Supermarts Ltd. 144A*	8,250	339,584
Bharti Airtel Ltd.	40,000	825,711
HDFC Bank Ltd.	150,000	1,175,965
ICICI Bank Ltd.	75,000	1,127,353
Mahindra & Mahindra Ltd.	17,500	623,591
Power Finance Corp. Ltd.	165,000	736,377
Shriram Finance Ltd.	65,000	714,799
(Cost $4,331,592)		5,543,380
Korea 25.3%
Doosan Enerbility Co., Ltd.*	15,000	701,684
Hanwha Aerospace Co., Ltd.	1,000	658,927
HD Hyundai Marine Solution Co., Ltd. "C"	6,000	770,163
Hyundai Rotem Co., Ltd.	2,500	233,736
KB Financial Group, Inc.	7,500	877,934
Kia Corp.	6,500	592,643
Samsung C&T Corp.	5,750	1,370,554
Samsung Electronics Co., Ltd.	12,750	2,254,149
Samsung Electronics Co., Ltd. (Preferred)	11,500	1,479,756
Samsung Fire & Marine Insurance Co., Ltd.	3,500	1,528,773
Samsung Life Insurance Co., Ltd.	4,864	1,037,697
SK Hynix, Inc.	2,500	2,874,794
SK Square Co., Ltd.	6,350	4,382,366
(Cost $9,192,904)		18,763,176
Mexico 0.0%
BBB Foods, Inc. "A"* (Cost $2,825)	100	4,133
Netherlands 1.4%
Prosus NV (Cost $906,790)	22,500	1,041,512
Philippines 0.6%
Nickel Asia Corp. (Cost $609,001)	7,500,000	472,409
Poland 1.1%
Creotech Instruments SA* (Cost $926,398)	4,667	844,536
South Africa 3.1%
Capitec Bank Holdings Ltd.	6,750	1,932,041
Pepkor Holdings Ltd. 144A	250,000	324,030
(Cost $1,476,707)		2,256,071
Taiwan 24.1%
Alchip Technologies Ltd.	7,000	659,658
ASE Technology Holding Co., Ltd.	45,000	757,678
Hon Hai Precision Industry Co., Ltd.	125,000	966,062
MediaTek, Inc.	15,000	1,640,605
Taiwan Semiconductor Manufacturing Co., Ltd.	185,803	13,806,341
(Cost $2,482,101)		17,830,344
Turkey 4.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	750,000	346,459

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	400,000	2,499,314
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS*	250,000	450,293
(Cost $1,787,933)		3,296,066
United Arab Emirates 0.0%
Kyivstar Group Ltd.* (a) (b) (Cost $10,500)	1,000	13,560
United Kingdom 1.6%
Endeavour Mining PLC (Cost $1,345,787)	25,000	1,188,746
United States 0.8%
Anglogold Ashanti PLC (c)	3,500	265,469
BeOne Medicines Ltd. "H"* (d)	12,500	306,607
(Cost $600,059)		572,076
Uruguay 0.6%
MercadoLibre, Inc.* (Cost $501,546)	250	469,488
Total Equity Securities (Cost $41,305,972)		74,099,125

Exchange-Traded Funds 0.0%
iShares MSCI Saudi Arabia ETF (Cost $4,048)	100	3,696

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (e) (f) (Cost $1,633,890)	1,633,890	1,633,890

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.7% (e) (Cost $139,023)	139,023	139,023

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $43,082,933)	102.4	75,875,734
Other Assets and Liabilities, Net	(2.4)	(1,751,460)
Net Assets	100.0	74,124,274
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (e) (f)
1,752,025	—	118,135 (g)	—	—	16,830	—	1,633,890	1,633,890
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.7% (e)
443	20,875,052	20,736,472	—	—	7,919	—	139,023	139,023
1,752,468	20,875,052	20,854,607	—	—	24,749	—	1,772,913	1,772,913

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $1,924,598, which is 2.6% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.

(c)	Listed on the Johannesburg Securities Stock Exchange.
(d)	Listed on the Stock Exchange of Hong Kong.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $310,927.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
Securities are listed in country of domicile.
At July 31, 2026 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Information Technology	28,198,623	38%
Industrials	15,438,591	21%
Financials	14,001,214	19%
Consumer Discretionary	7,006,844	9%
Communication Services	4,110,023	5%
Consumer Staples	2,049,576	3%
Materials	1,926,625	3%
Health Care	795,640	1%
Utilities	571,989	1%
Total	74,099,125	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$4,977	$—	$—	$4,977
Brazil	4,292,978	—	—	4,292,978
China	1,255,825	10,352,027	—	11,607,852
Cyprus	—	383,864	—	383,864
Czech Republic	—	669,428	—	669,428
Georgia	—	6,483	—	6,483
Greece	—	902,608	—	902,608
Hong Kong	—	2,972,822	—	2,972,822
Hungary	—	962,616	—	962,616
India	—	5,543,380	—	5,543,380
Korea	—	18,763,176	—	18,763,176
Mexico	4,133	—	—	4,133
Netherlands	—	1,041,512	—	1,041,512
Philippines	—	472,409	—	472,409
Poland	844,536	—	—	844,536
South Africa	—	2,256,071	—	2,256,071
Taiwan	—	17,830,344	—	17,830,344
Turkey	—	3,296,066	—	3,296,066
United Arab Emirates	13,560	—	—	13,560
United Kingdom	—	1,188,746	—	1,188,746
United States	—	572,076	—	572,076
Uruguay	469,488	—	—	469,488
Exchange-Traded Funds	3,696	—	—	3,696
Short-Term Investments (a)	1,772,913	—	—	1,772,913
Total	$8,662,106	$67,213,628	$—	$75,875,734

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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